SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:	12 Months Ended
Dec. 31, 2015
Supplementary Financial Statement Information: [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:
NOTE 12 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Balance sheets:

December 31
2015	2014
a.	Account receivable - other:
Institutions	$122	$99
Prepaid expenses	346	235
Other	3	96
	$471	$430

b.	Accounts payable and accruals - other:
Accrued expenses	$558	$392
Payroll and related institutions	451	216
Bonus accrual	1,140	348
Other	20	12
	$2,169	$968

Statements of operations:

c.	Revenues

Net revenues

	Year ended December 31
	2015	2014	2013
Development Service Payments	$596	$4,814	$1,404
Contingent Payments	-	600	-
Royalties	253	-	-
Total revenues	$849	$5,414	$1,404

d.	Research and development:
Payroll and related expenses	$4,045	$1,710	$702
Clinical trials and development expenses	5,618	1,581	73
Other	1,017	266	311
	$10,680	$3,557	$1,086

e.	Selling, general and administrative:
Payroll and related expenses	$3,401	$1,183	$587
Patent registration expenses	694	500	468
Legal, accounting and other professional services	598	403	110
Board of Directors expenses	607	78	-
Investor relations	403	207	-
Other	1,326	593	56
	$7,029	$2,964	$1,221

f.	Finance expenses (income), net:
Finance expenses:
Finance expenses on convertible loans and warrants	$-	$9,915	$1,117
Other expenses	23	15	2
Foreign exchange loss, net	-	-	25
Total finance expenses	23	9,930	1,144

Finance income:
Changes in fair value of marketable securities	-	-	(69)
Gains from securities, net	(180)	(11)	-
Interest on bank deposits	(289)	(28)	-
Foreign exchange gains, net	(6)	(47)	-
Total finance income	(475)	(86)	(69)
	$(452)	$9,844	$1,075